DIVIDENDS	12 Months Ended
Sep. 30, 2025
Dividends
DIVIDENDS

16. DIVIDENDS

During the year ended September 30, 2023, the Company approved and declared a dividend of HK$55,000,000 (equivalent to US$7,051,282). Certain shareholders agreed to waive the right to receive the declared dividends amounted of HK$8,250,000 (equivalent to US$1,057,692), and all remaining declared dividend has been offset against due from its then shareholders immediately.

No dividend was approved and declared during the years ended September 30, 2024 and 2025.